Additional cash flow information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in liabilities arising from financing activities [abstract]
January 1, 2017	$ 22,045
Cash flows used in financing activities
Increase in notes payable	333	$ 991
Issue of long-term debt	3,011	2,244
Repayment of long-term debt	(2,653)	(2,516)
Cash dividends paid on common and preferred shares	(2,639)
Cash dividends paid by subsidiaries to non-controlling interests	(34)	(46)
Other financing activities	(60)	(54)
Increase (decrease) in liabilities arising from financing activities	(2,042)
Non-cash changes arising from
Finance lease additions	339
Dividends declared on common and preferred shares	2,692
Dividends declared by subsidiaries to non-controlling interests	45
Effect of changes in foreign exchange rates	0
Business acquisitions	972
Other	74
Total non-cash changes	4,122
December 31, 2017	24,125	22,045
DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT
Changes in liabilities arising from financing activities [abstract]
January 1, 2017	21,459
Cash flows used in financing activities
Increase in notes payable	452
Issue of long-term debt	3,011
Repayment of long-term debt	(2,653)
Cash dividends paid on common and preferred shares	0
Cash dividends paid by subsidiaries to non-controlling interests	0
Other financing activities	(44)
Increase (decrease) in liabilities arising from financing activities	766
Non-cash changes arising from
Finance lease additions	339
Dividends declared on common and preferred shares	0
Dividends declared by subsidiaries to non-controlling interests	0
Effect of changes in foreign exchange rates	(198)
Business acquisitions	972
Other	55
Total non-cash changes	1,168
December 31, 2017	23,393	21,459
DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT
Changes in liabilities arising from financing activities [abstract]
January 1, 2017	(31)
Cash flows used in financing activities
Increase in notes payable	(119)
Issue of long-term debt	0
Repayment of long-term debt	0
Cash dividends paid on common and preferred shares	0
Cash dividends paid by subsidiaries to non-controlling interests	0
Other financing activities	6
Increase (decrease) in liabilities arising from financing activities	(113)
Non-cash changes arising from
Finance lease additions	0
Dividends declared on common and preferred shares	0
Dividends declared by subsidiaries to non-controlling interests	0
Effect of changes in foreign exchange rates	198
Business acquisitions	0
Other	0
Total non-cash changes	198
December 31, 2017	54	(31)
DIVIDENDS PAYABLE
Changes in liabilities arising from financing activities [abstract]
January 1, 2017	617
Cash flows used in financing activities
Increase in notes payable	0
Issue of long-term debt	0
Repayment of long-term debt	0
Cash dividends paid on common and preferred shares	(2,639)
Cash dividends paid by subsidiaries to non-controlling interests	(34)
Other financing activities	0
Increase (decrease) in liabilities arising from financing activities	(2,673)
Non-cash changes arising from
Finance lease additions	0
Dividends declared on common and preferred shares	2,692
Dividends declared by subsidiaries to non-controlling interests	45
Effect of changes in foreign exchange rates	0
Business acquisitions	0
Other	(3)
Total non-cash changes	2,734
December 31, 2017	678	617
OTHER LIABILITIES
Changes in liabilities arising from financing activities [abstract]
January 1, 2017	0
Cash flows used in financing activities
Increase in notes payable	0
Issue of long-term debt	0
Repayment of long-term debt	0
Cash dividends paid on common and preferred shares	0
Cash dividends paid by subsidiaries to non-controlling interests	0
Other financing activities	(22)
Increase (decrease) in liabilities arising from financing activities	(22)
Non-cash changes arising from
Finance lease additions	0
Dividends declared on common and preferred shares	0
Dividends declared by subsidiaries to non-controlling interests	0
Effect of changes in foreign exchange rates	0
Business acquisitions	0
Other	22
Total non-cash changes	22
December 31, 2017	$ 0	$ 0